Other Assets (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets	$ 1,529,158
Other assets, current	543,295	3,100
Other assets, long term	985,863	488,633
Payment of debt and equity issuance costs	679,662
Secured for use of technology with Fotech	333,333
Prepaid deposits on capital lease	488,633
Other assets amount	$ 27,530